SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total amount of incentives	$ 159,996
Recommendation service
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	0	$ 3,754,738
Interest income
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 1,690,448	$ 3,043,096	$ 3,552,759